Investment in associated companies - Additional Information (Details) shares in Thousands	Feb. 28, 2021 vessel rig	Dec. 31, 2020 subsidiary drilling_unit class_of_stock vessel equity_instrument drillship rig shares	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018	Jul. 01, 2018
Schedule of Equity Method Investments [Line Items]
Number of leased rigs		3
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Number of drilling units | drilling_unit		11
Number of drillships | drillship		4
Number of semi-submersible rigs		4
Number of tender rigs		3
Number categories of equity instruments | equity_instrument		3
Number of classes of stock | class_of_stock		2
Common units outstanding (in shares) | shares		7,500
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage		56.00%
Number of rigs		1
Seadrill Deepwater Drillship And Seadrill Mobile Units (Nigeria)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		44.00%
Number of rigs		1
Fintech
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Sapura Energy
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Gulf Drilling International
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Sonangol | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage		18.00%
Number of investments in operating subsidiaries | subsidiary		4
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage		42.00%
Number of rigs		4
Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
Number of rigs		4
Seadrill Deepwater Drillship Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage		39.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Number of drilling units		5
Ownership percentage		50.00%	50.00%		50.00%	50.00%
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%
Number of pipe-laying service vessels | vessel		6
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%	50.00%	0.00%	0.00%
Number of premium jack-ups		5
Gulfdrill | Seadrill Limited
Schedule of Equity Method Investments [Line Items]
Number of leased rigs		3
Gulfdrill | Third Party
Schedule of Equity Method Investments [Line Items]
Number of leased rigs		2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%		0.00%	0.00%
Sonadrill | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of drillships	4
Ownership percentage	50.00%
Number of units bareboated by each joint venture partner | vessel	2
Seadrill Partners - Subordinated Units | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Investment (in shares) | shares		1,600
Seadrill Partners - Common Units | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage		35.00%
Investment (in shares) | shares		2,500
Seadrill Partners - IDRs | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%